Related party balances and transactions (Details 1) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Total		$ 2,354	¥ 15,360	¥ 24,052
Hangzhou Ruituo Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Total	[1]	974	6,358	7,036
Zhejiang Ruituo Non-Financing Guarantee Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total		428	2,794	2,679
PT PENDANAAN GOTONG ROYONG
Related Party Transaction [Line Items]
Total		163	1,065	1,918
Others Related Party [Member]
Related Party Transaction [Line Items]
Total		$ 789	¥ 5,143	¥ 12,419

[1]	The balance mainly represents loans provided to Hangzhou Ruituo Technology Co., Ltd. and receivable from the disposal of vehicle collaterals for overdue loans as of December 31, 2019 and 2020.